[The American Funds Group(r)]

American High-Income
Municipal Bond Fund

[cover illustration:  abstract depicting various business settings]

Semi-Annual Report
for the six months ended January 31, 2000


American High-Income Municipal Bond Fund(r) seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limit in bonds subject to the alternative minimum tax.

American High-Income Municipal Bond Fund is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.



Investment Highlights through January 31, 2000

                                                   Average Annual
                                 Total Return      Compound Return       Lipper Ranking*
Lifetime (since 9/26/94)         +41.9%            +6.8%                 1 of 30
Five years                       +38.0%            +6.6%                 2 of 32
One year                         - 3.8%            -                     9 of 59
Six months                       - 3.3%            -                     -

*Rankings are based on total return versus comparable high-yield municipal debt funds, according to Lipper, Inc. Rankings do not reflect the effect of sales charges.

Please see back cover for important information about Class A and Class B shares.

Fund results in this report were calculated for A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for the period ended December 31, 1999 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods - Since inception on September 26, 1994: +37.80%, or +6.28% a year; 5 years: +37.93% or +6.64% a year; 12 months: -5.97%. Sales charges are lower for accounts of $100,000 or more. Results before March 1996 reflect the effect of a contractual fee waiver, without which results would have been lower. All investment results in this report are through January 31, 2000, at net asset value unless otherwise indicated.

The fund's 30-day yield as of February 29, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 5.52%. The fund's distribution rate as of that date was 5.47%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.




Fellow Shareholders:

American High-Income Municipal Bond Fund continued to produce a steady stream of tax-free income in the first half of its 2000 fiscal year, a period marked by falling bond prices and considerable turbulence in the fixed-income markets.

For the six months ended January 31, 2000, shareholders received monthly tax-free dividends totaling 40.4 cents a share. If you reinvested those distributions and a 2.8 cents a share capital gain paid in November, your income return was 2.6% (5.2% annualized); this was equivalent to a taxable income return of 4.3% (8.6% annualized) for investors in the 39.6% federal income tax bracket.

During this period, American High-Income Municipal Bond Fund's share value declined and the fund recorded a total return of -3.3%. On a relative basis, your fund held up quite well; for the six months, the average return of 60 high-yield municipal debt funds was -5.1%, according to Lipper, Inc., a leading mutual fund tracking service.

Shareholders in American High-Income Municipal Bond Fund who took their dividends in cash also received an income return of 2.6%, and they saw the value of their holdings decline 5.8% for the half-year.

The unmanaged Lehman Brothers Municipal Bond Index, which measures the investment grade market and does not include expenses, fell 2.0%.
Lower-yielding, higher-grade bonds also declined but generally fared better than the high-yield portion of the market in which the fund invests, although toward the end of the period the gap between the two narrowed.

While your fund primarily holds securities carrying high yields, for the past year its portfolio has contained a larger than usual number of higher-grade issues, including some housing bonds rated A and AA. Most of these were acquired in late 1998 at a time when our research indicated that they offered greater value than many lower-rated bonds. Their ability to hold their ground comparatively well in a declining market is a key reason why American High-Income Municipal Bond Fund demonstrated better-than-average defensive characteristics during the six months.

Your fund also benefited in the August-January period from its substantial holdings of securities with shorter maturities. On January 31, our average effective maturity was 12.4 years, considerably shorter than the average high-yield municipal debt fund.

At the same time, we should point out that subpar performances by several of our investments in health care facilities held back our results, just as they did in fiscal 1999. The weakness displayed by these securities reflected changes in the federal budget that have reduced Medicare payments to hospitals and created uneasiness about the financial viability of some institutions. Although our health care holdings have not done well recently, we believe they continue to offer good long-term potential.

The correction taking place in the fixed-income markets has been the most severe since 1994, the year your fund began. While it has been a trying period, it also has created attractive investment opportunities. Drawing on the resources of our investment adviser, Capital Research and Management Company, we are actively exploring these opportunities and making additions to the portfolio. The universe of securities in which we invest is difficult for most individuals to access and research and offers what we believe is a unique window to a variety of high-yielding securities.

Our value-oriented, research-driven approach is a hallmark of all of the mutual funds in The American Funds Group, and it has served American High-Income Municipal Bond Fund well. Over its lifetime of five-and-a-half years, your fund has generated a compound growth rate of 6.8% a year. For this same period, the average high-yield municipal debt fund tracked by Lipper showed a return of 5.2%. As you can see from the table on the inside front cover, our results for the half-year enable us to maintain our No. 1 Lipper ranking for the fund's lifetime.

We appreciate your continued support and look forward to reporting to you again in six months.


Cordially,

/s/ Paul G. Haaga, Jr.        /s/ Mark R. Macdonald
Paul G. Haaga, Jr.            Mark R. Macdonald
Chairman of the Board         President

March 20, 2000



American High-Income Municipal Bond Fund

Result of Meeting of Shareholders Held December 1, 1999 (Unaudited) Shares Outstanding on September 3, 1999 (record date) 36,781,775
Shares Voting on December 1, 1999                     25,120,325 (68.3%)



Proposal 1:  Election of Directors

                                               Percent of
                                               Shares                            Percent of
                                               Voting           Votes            Shares
Director                     Votes For         For              Withheld         Withheld
Richard G. Capen, Jr.        24,907,795        99.2%            212,530          0.8%
H. Frederick Christie        24,902,524        99.1%            217,801          0.9%
Don R. Conlan                24,902,875        99.1%            217,450          0.9%
Diane C. Creel               24,899,755        99.1%            220,570          0.9%
Martin Fenton                24,908,260        99.2%            212,066          0.8%
Leonard R. Fuller            24,917,858        99.2%            202,467          0.8%
Abner D. Goldstine           24,897,805        99.1%            222,520          0.9%
Paul G. Haaga, Jr.           24,910,267        99.2%            210,058          0.8%
Richard G. Newman            24,914,121        99.2%            206,205          0.8%
Frank M. Sanchez             24,895,399        99.1%            224,926          0.9%

Proposal 2: Amendments to Articles of Incorporation reducing the par value per share

                              Percent of                               Percent of                             Percent of
                              Shares Voting                            Shares Voting                          Shares
Votes For                     For                   Votes Against      Against             Abstentions        Abstaining
23,475,060                    93.5%                 812,113            3.2%                833,152            3.3%

Proposal 3:  Eliminate or revise certain of the Fund's investment restrictions

                                          Percent of                         Percent of                          Percent of
                          Votes           Shares Voting       Votes          Shares Voting                       Shares
                          For             For                 Against        Against            Abstentions      Abstaining
3A. Diversification       17,527,085      69.8%               625,171        2.5%               916,709          3.6%
3B. Pledging
Assets                    16,928,191      67.4%               1,232,142      4.9%               908,632          3.6%
3C. Oil, Gas or
Mineral Exploration       17,033,517      67.8%               1,215,042      4.8%               820,406          3.3%

(Broker Non-Votes = 6,051,360; same for all restrictions)
Proposal 4:  Ratification of Auditors

                    Percent of            Percent of                                                     Percent of
                    Shares Voting         Shares Voting                                                  Shares
                    For
Votes For           Votes Against         Against              Abstentions         Abstaining

24,599,611          97.9%                 127,244              0.5%                393,470               1.6%




American High-Income Municipal Bond Fund
Investment Portfolio, January 31, 2000
(Unaudited)
[pie chart]
Quality Ratings

AAA  - 6.3%
AA - 4.3%
A - 5.7%
BBB - 33.8%
BB - 29.6%
B - 16.4%
Cash & Equivalents 3.9%
[end pie chart]
                                                                                          Principal   Market
                                                                                             Amount    Value
                                                                                               (000)    (000)
--------------------------------------------                                             ---------------------

Tax-Exempt Securities Maturing in More Than One Year - 96.05%
California  -  13.96%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref. Rev. Bonds (USA Waste                $6,000   $5,285
Services, Inc. Project), Series 1998A AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage Rev. Bonds                                490      523
 (Mortgage-Backed Securities Program), 1995 Series B AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds
 (Irvine Apartment Communities, LP):
Series 1998A-1 AMT, 5.05% 2025 (Put 2008)                                                      7,000    6,618
Series 1998A-3, 5.10% 2025 (Put 2010)                                                          3,000    2,819
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,                             1,445    1,361
Subordinated Series B, AMBAC Insured, 5.80% 2011
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1,                        1,000      802
Special Tax Bonds, Series 1998, 5.375% 2028
City of Chino Hills, Community Facs. Dist. No. 9 (Rincon Village Area),                        4,435    4,220
Special Tax Bonds, Series 1998, 6.45% 2023
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),                  1,000      929
 Series 1999 Special Tax Bonds, 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes),                                  1,000      962
Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek), Limited
Obligation Improvement Bonds:
Group One, 5.50% 2022                                                                          1,000      847
Group Two, 5.875% 2017                                                                         1,000      907
Group Three, 5.50% 2021                                                                        1,250    1,063
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the
Pacific Project), 1995 Series A:
6.10% 2010                                                                                     1,000    1,001
6.125% 2015                                                                                    4,725    4,486
6.125% 2023                                                                                    5,500    5,122
County of Los Angeles, Capital Asset Leasing Corp., Cert. of Part.                             3,060    3,119
(Marina del Rey), Series A, 6.25% 2003
City of Los Angeles, Multifamily Housing Rev. Bonds (GNMA Collateralized -                       500      490
Ridgecroft Apartments Project), Series 1997E AMT, 6.00% 2017
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center),                         1,445    1,417
 Limited Obligation Ref. Bonds, 5.70% 2006
Pleasanton Joint Powers Fncg. Auth., Subordinate Reassessment Rev.                             2,640    2,687
Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),                       2,000    2,002
Special Tax Ref. Bonds, Series 1998, 6.75% 2015
Regional Airports Improvement Corp., Facs. Sublease Ref. Rev. Bonds, Airport                   2,500    2,176
Terminal 6 Facs. (Los Angeles International Airport), Series 1999 AMT, 5.65% 2017
City of Roseville, North Central Roseville Community Facs. Dist. No. 1,                        1,015      942
Special Tax Ref. Bonds, Series 1999, 5.40% 2008
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs.
Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
6.125% 2014                                                                                      250      238
6.30% 2021                                                                                       500      464
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch),
Limited Obligation Improvement Bonds:
6.00% 2009                                                                                     1,000      987
6.25% 2012                                                                                     1,000      991
Redev. Agcy. of the City and County of San Francisco, Residential Fac. Rev. Bonds              1,000    1,038
(Coventry Park Project), Series 1996A AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water                           2,390    2,242
 Dist., Series 1999 Special Tax Bonds, 6.10% 2014
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation
 Notes (South Tahoe Redev. Project Area No. 1):
Series 1999A, 7.30% 2007                                                                       5,500    5,426
Series 1999B, 7.30% 2007                                                                       1,000      987
Series 1995B, 6.25% 2020                                                                       1,000      939
Stanislaus Waste-To-Energy Fin. Agcy., Solid Waste Fac. Ref. Rev. Certificates                 1,465    1,495
(Ogden Martin Systems of Stanislaus, Inc. Project), Series 1990, 7.625% 2010
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist. No.
 90-2B (Brookside Estates), Series 1997A:
5.40% 2004                                                                                       500      490
5.55% 2006                                                                                     1,300    1,263
6.20% 2015                                                                                     1,300    1,244
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor),
Special Tax Ref. Bonds, 1998 Series A:
5.35% 2009                                                                                       940      865
5.40% 2010                                                                                       860      787
5.50% 2012                                                                                     1,100      995
City of West Sacramento, Limited Obligation Ref. Improvement Bonds,
 Reassessment Dist. of 1998:
5.00% 2005                                                                                     1,000      938
5.10% 2006                                                                                     1,250    1,163
5.10% 2007                                                                                     1,000      920

Colorado  -  3.34%
Housing and Fin. Auth., Single Family Program Senior Bonds:
1995 Series A AMT, 8.00% 2025                                                                    745      778
1995 Series B AMT, 7.90% 2025                                                                    525      552
1997 Series B-2 AMT, 7.00% 2026                                                                  930      972
1998 Series B-3,  6.55% 2025                                                                   1,555    1,626
Student Obligation Bond Auth., Student Loan Asset-Backed Bonds,                                1,000    1,021
Senior Subordinate 1995 Series II-B AMT, 6.20% 2008
City and County of Denver, Airport System Rev. Bonds, AMT:
Series 1991D 7.75% 2013                                                                        1,000    1,138
Series 1992C:
6.75%  2013                                                                                      885      895
6.75%  2013 (Preref. 2002)                                                                       115      123
Series 1994A:
7.50% 2023                                                                                       415      436
7.50% 2023 (Preref. 2004)                                                                         85       95
Eaglebend Dowd Affordable Housing Corp., Multifamily Housing Project Rev. Ref. Bonds,
Series 1997A:
6.20% 2012                                                                                     1,000      977
6.45% 2021                                                                                     1,000      964
Series 1998A:
6.53% 2024                                                                                     1,665    1,553
6.53% 2029                                                                                     1,320    1,219
6.63% 2039                                                                                     2,950    2,731
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019           2,500    2,434

Connecticut  -  2.87%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
Connecticut Light and Power Co. Project):
Series 1993A, 5.85% 2028                                                                       1,375    1,201
Series 1993B AMT, 5.95% 2028                                                                   1,500    1,288
Health and Educational Fac. Auth., Rev. Bonds, University of                                   1,000    1,009
Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:(1)
1996 Series A:
6.375% 2004 (Escrowed to Maturity)                                                               500      530
6.40% 2011                                                                                     3,530    3,602
6.40% 2011 (Preref. 2007)                                                                      3,470    3,766
1997 Series B:
5.60% 2009                                                                                     1,000      964
5.75% 2018                                                                                     3,000    2,682

Delaware  -  0.36%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula United
Methodist Homes, Inc. Issue), Series 1997A:
6.00% 2008                                                                                       500      484
6.10% 2010                                                                                       500      478
6.30% 2022                                                                                     1,000      895

District of Columbia  -  0.30%
Hospital Rev. Ref. Bonds (Washington Hospital Center Issue),                                   1,500    1,579
Series 1992A, 7.00%  2005 (Preref. 2002)

Florida  -  8.41%
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),                           95       96
Special Assessment Rev. Bonds, Series 1996, 7.00% 2003
Broward County, Resource Recovery Rev. Bonds, Series 1984,                                       895      924
South Project, 7.95% 2008
Championsgate Community Dev. Dist., Capital Improvement Rev.                                   2,850    2,596
Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev. Dist. (Clay County),                            4,725    4,994
Special Assessment Bonds, Series 1995, 8.25% 2016
The City of Daytona Beach, Capital Improvement Rev. Bond                                       7,875    7,543
Anticipation Notes (Ocean Walk Project), Series A, 6.875% 2004
Heritage Isles Community Dev. Dist. (Hillsborough County),                                     3,055    2,963
Special Assessment Rev. Bonds, Series 1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds:
Series 1998, 5.40% 2003                                                                        2,240    2,164
Series 1999, 6.25% 2004                                                                        1,500    1,486
Heritage Pines Community Dev. Dist. (Pasco County), Capital                                      925      885
Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County), Capital                                  1,000      987
Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
Series 1997A (Cypress Cove at Healthpark Florida, Inc. Project), 6.25% 2017                    2,500    2,185
Series 1999A (Shell Point/Alliance Obligated Group, Shell Point Village Project):
5.25% 2007                                                                                     1,000      910
5.50% 2009                                                                                     1,000      897
5.50% 2021                                                                                     3,000    2,292
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital                                 2,000    1,906
 Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds:
Unit of Dev. No. 9A, Series 1996A:
6.80% 2006                                                                                       840      878
7.30% 2027                                                                                     1,500    1,559
Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                                   1,000      925
North Springs Improvement Dist. Special Assessment Bonds:
Broward County, Series 1997A, 7.00% 2019                                                       1,000    1,001
Parkland Isles Project Series 1997B, 6.25% 2005                                                2,770    2,729
Ocean Highway and Port Auth., Solid Waste/Pollution Control Rev.                               1,305    1,267
Ref. Bonds, Series 1996
(Jefferson Smurfit Corp. (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange                        1,000      853
Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital Improvement Rev.                        2,210    2,095
Bonds, Series 1998, 5.75% 2008

Idaho  -  1.61%
Housing and Fin. Association, Single Family Mortgage Subordinate Bonds, AMT:
1997 Series H-2, 5.40% 2010                                                                    1,445    1,423
1997 Series I-2, 5.55% 2010                                                                      895      886
1998 Series A-2, 5.35% 2011                                                                    1,200    1,178
1998 Series B-2, 5.20% 2011                                                                      950      925
1999 Series B-2, 5.00% 2013                                                                    1,000      921
1999 Series D-3, 5.15% 2013                                                                    1,030      954
1999 Series F, 5.625% 2014                                                                     1,700    1,661
1999 Series G, 5.75% 2014                                                                        500      492

Illinois  -  7.06%
Health Facs. Auth., Rev. Ref. Bonds:
Advocate Health Care Network, Series 1997 A:
5.70% 2011                                                                                       500      488
5.80% 2016                                                                                     2,000    1,890
Centegra Health System, Series 1998:
5.50% 2008                                                                                     1,000      961
5.25% 2014                                                                                     1,500    1,275
Edward Hospital Project, Series 1993A, 6.00% 2019                                              1,000      925
Fairview Obligated General Project:
1992 Series A, 9.50% 2022 (Preref. 2002)                                                       2,750    3,129
1995 Series A:
6.25% 2003                                                                                     1,245    1,246
7.40% 2023                                                                                     3,130    3,161
OSF Healthcare System, Series 1999:
6.25% 2019                                                                                     1,500    1,429
6.25% 2029                                                                                     1,000      926
State Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc.                 2,000    1,666
Project), Series 1997 AMT, 5.05% 2010
City of Chicago:
G.O. Bonds (Emergency Telephone System), Ref. Series 1999, FGIC Insured, 5.25% 2020            1,000      895
Chicago O'Hare International Airport, Special Fac. Rev. Ref. Bonds:
(American Airlines, Inc. Project), Series 1994, 8.20% 2024                                     1,000    1,080
(United Air Lines, Inc. Project):
Series 1999B AMT, 5.20% 2011                                                                   8,000    7,060
Series 1988A AMT, 8.95% 2018                                                                   1,440    1,506
Series 1988B, 8.85% 2018                                                                       1,085    1,135
Collateralized Single Family Mortgage Rev. Bonds, Series 1997-B  AMT, 6.95% 2028               2,510    2,588
Village of Robbins, Cook County, Resource Recovery Rev. Bonds (Robbins Resource               10,990    5,715
Recovery Partners, L.P. Project), Series 1994A AMT, 8.375% 2016

Indiana  -  1.70%
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group),                        2,805    2,482
Series 1999D, 5.25% 2016
State Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel, 5.75% 2011                    1,000      862
City of East Chicago, Pollution Control Rev. Ref. Bonds, Inland Steel Co.                      2,000    1,962
Project No. 11, Series 1994, 7.125% 2007
The Indianapolis Local Public Improvement Bond Bank, Series 1999 E                             4,500    1,172
Capital Appreciation Bonds, 0.00% 2021
City of Sullivan, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power                    2,500    2,438
Co. Project), Series C, 5.95% 2009

Kentucky  -  1.92%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds, Series
 1997 (Appalachian Regional Healthcare, Inc. Project):
5.60% 2008                                                                                     1,000      877
5.80% 2012                                                                                     1,000      827
5.85% 2017                                                                                     4,000    3,143
Kenton County Airport Board, Special Facs. Rev. Bonds (Delta Air Lines,
Inc. Project), 1992 Series A AMT:
7.50% 2012                                                                                     4,225    4,336
6.125% 2022                                                                                    1,000      904

Louisiana  -  3.55%
Health Education Auth., Rev. Bonds (Lambeth House Project):
Series 1996, 9.00% 2026 (Preref. 2006)                                                         1,850    2,263
Series 1998A, 6.20% 2028                                                                       4,350    3,659
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 1995A-2 AMT,                     2,440    2,604
7.80% 2026
Parish of Iberville, Pollution Control Rev. Ref. Bonds (Entergy Gulf States,                   1,000      875
Inc. Project), Series 1998, 5.70% 2014
Environmental Improvement Rev. Bonds, Parish of St. John the Baptist                           3,000    2,636
(USX Corp. Project), Ref. Series of 1998, 5.35% 2013
Environmental Improvement Rev. Bonds, Parish of St. John the
Baptist (USX Corp. Project), Ref. Series of 1998, 5.35% 2014
(Entergy Gulf States, Inc. Project), Series 1999A, 5.65% 2028 (Put 2004)                       3,500    3,463
(Gulf States Utilities Co. Project), Series 1984-II, 7.70% 2014                                3,000    3,147

Maine  -  0.55%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue, Series 1999A:
7.50% 2019                                                                                     1,000      967
7.55% 2029                                                                                     2,000    1,927

Maryland  -  1.34%
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project),                         1,000      978
Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),                      3,000    2,788
Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County, Multifamily Rev.
Bonds  (Strathmore Court at White Flint), 1994 Issue A-2:
7.50% 2024                                                                                     1,000    1,024
7.50% 2027                                                                                       700      717
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997A (GNMA               1,000      922
Collateralized - Langley Gardens Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue), Project and                              750      595
Ref. Rev. Bonds, Series 1994, 5.375% 2014

Massachusetts  -  2.81%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc.                          1,000      994
Project), Series 1999B AMT, 6.90% 2029 (Put 2009)
Industrial Fin. Agcy.:
Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project), Series 1998A AMT:
5.20% 2008                                                                                     2,300    2,080
5.30% 2009                                                                                     6,300    5,667
Rev. Bonds, Edgewood Retirement Community Project, Series 1995A, 9.00% 2025                    5,400    6,025

Michigan  -  6.34%
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds:
The Detroit Medical Center Obligated Group:
Series 1993A:
6.25% 2013                                                                                     3,000    2,643
6.50% 2018                                                                                     1,000      879
Series 1998A, 5.125% 2018                                                                      2,550    1,891
Genesys Health System Obligated Group, Series 1995A
8.00% 2005 (Escrowed to Maturity)                                                              2,000    2,281
8.10% 2013 (Preref. 2005)                                                                      1,100    1,279
7.50% 2027 (Preref. 2005)                                                                      2,265    2,535
Hackley Hospital Obligated Group, Series 1998A, 5.30% 2013                                     1,000      871
Pontiac Osteopathic, Series 1994A:
5.375% 2006                                                                                    3,000    2,784
6.00% 2014                                                                                     2,500    2,172
6.00% 2024                                                                                     1,000      810
Sinai Hospital of Greater Detroit, Series 1995:
6.00% 2008                                                                                     1,000      938
6.625% 2016                                                                                    2,755    2,507
6.70% 2026                                                                                     3,250    2,900
Housing Dev. Auth., Rental Housing Rev. Bonds, 1992 Series A, 6.60% 2012                       1,000    1,043
City of Detroit Limited Tax G.O. Bonds, Series 1995 A, 6.40% 2005                              1,145    1,196
City of Flint, Hospital Building Auth.(Hurley Medical Center):
Rev. Ref. Bonds, Series 1998A:
5.00% 2008                                                                                     2,030    1,804
5.25% 2016                                                                                     1,000      793
Rev. Ref. Bonds, Series 1998B, 5.375% 2018                                                     1,000      760
The Econ. Dev. Corp. of the County of Midland, Subordinate Pollution Control Limited           3,100    3,193
Obligation Rev. Ref. Bonds (Midland Cogeneration Project), Series B AMT, 9.50% 2009

Minnesota  -  1.28%
Port Auth. of the City of St. Paul, Hotel Fac. Rev. Bonds (Radisson Kellogg                    7,000    6,720
Project), Series 1999-2, 7.375% 2029

Mississippi  -  0.50%
Perry County, Pollution Control Ref. Rev. Bonds (Leaf River Forest Products,                   3,000    2,644
 Inc. Project), Series 1999, 5.20% 2012

Nebraska  -  1.06%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte River
Road Memorial Foundation Project), Series 1998:
6.75% 2023                                                                                     2,000    1,596
6.75% 2028                                                                                     5,000    3,973

Nevada  -  5.04%
Housing Division, Single Family Mortgage Bonds:
1998 Series A-1 AMT, 5.20% 2011                                                                  985      957
1999 Series B-1, 4.95%  2012                                                                     600      574
1999 Series D-2 AMT, 5.90% 2013                                                                1,355    1,347
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area),
Local Improvement Bonds, Series 1999:
7.00% 2009                                                                                     2,500    2,440
7.50% 2019                                                                                     7,000    6,813
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West),                          1,000      739
1998 Series A, 5.375% 2026
City of Henderson, Local Improvement Dist.:
No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, 1999 Series A:
5.75% 2013                                                                                     1,705    1,556
5.90% 2018                                                                                     1,000      897
No. T-10 (Seven Hills) Limited Obligation Improvement Bonds:
6.90% 2006                                                                                       995    1,023
7.50% 2015                                                                                     5,430    5,586
City of Las Vegas, Special Improvement Bonds, (Summerlin Area),
Local Improvement Bonds:
7.10% 2016                                                                                     3,590    3,716
No. 707, Series July 1, 1996, 6.50% 2004                                                         790      816

New Hampshire  -  0.45%
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds,                               675      656
1997 Series D AMT, 5.60% 2012
Industrial Dev. Auth., Pollution Control Ref. Rev. Bonds                                       2,000    1,726
(The Connecticut Light and Power Co. Project), Series 1988 AMT, 5.90% 2018

New Jersey  -  3.63%
Econ. Dev. Auth.:
Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement                              8,250    7,727
 Dist. Project (City of Elizabeth), Series 1998A, 6.375% 2031
First Mortgage Rev. Fixed-Rate Bonds:
Fellowship Village Project:
Series 1995A, 9.25% 2025 (Preref. 2005)                                                        2,000    2,376
Series 1998A:
5.10% 2008                                                                                     1,250    1,136
5.20% 2009                                                                                     1,000      900
5.30% 2010                                                                                     1,000      892
Series 1998C:
5.50% 2018                                                                                     1,000      814
5.50% 2028                                                                                     1,500    1,153
Keswick Pines, Series 1998, 5.60% 2012                                                         2,100    1,880
Winchester Gardens at Ward Homestead Project, Series 1996A:
8.50% 2016                                                                                     1,000    1,070
8.625% 2025                                                                                    1,000    1,074

New York  -  7.10%
Dormitory Auth:
Cert. of Part., on behalf of the City University of  New York, as Lessee                       1,975    2,032
(John Jay College of Criminal Justice Project Ref.), 6.00% 2006
Mental Health Services Fac. Improvement Rev. Bonds, Series 1998C, 5.00% 2010                   1,930    1,815
Montefiore Medical Center, FHA-Insured Mortgage Hospital Rev. Bonds,                           1,250    1,205
Series 1999, AMBAC Insured, 5.25% 2019
Housing Fin. Agcy.:
Health Facs. Rev. Bonds (New York City), 1996 Series A Ref., 6.00% 2006                        1,000    1,024
Service Contract Obligation Rev. Ref. Bonds, 1997 Series C, 5.10% 2009                           800      767
Erie County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Bonds                        2,500    2,637
(1998 CanFibre of Lackawanna Project) AMT, 9.05% 2025
New York City Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds                           5,600    5,696
(1995 Visy Paper (NY), Inc. Project) AMT, 7.55% 2005
Onondaga County Industrial Dev. Agcy, Solid Waste Disposal Fac. Rev.
Ref. Bonds (Solvay Paperboard LLC Project), Series 1998 AMT:
6.80% 2014                                                                                     3,000    2,910
7.00% 2030                                                                                     8,500    8,336
Port Auth. of New York and New Jersey, Special Project Bonds,
Series 4 AMT, KIAC Partners Project:
7.00% 2007                                                                                     5,000    5,185
6.75% 2011                                                                                     4,000    4,072
Suffolk County Industrial Dev. Agcy., 1998 Industrial Dev. Rev. Bonds                          1,750    1,572
(Nissequogue Cogen Partners Fac.) AMT, 5.30% 2013

North Carolina  -  3.60%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
Ref. Series 1993B:
7.25% 2007                                                                                     2,500    2,665
7.00% 2008                                                                                     1,000    1,052
6.125% 2009                                                                                    3,950    3,922
6.00% 2022                                                                                     1,000      894
6.00% 2026                                                                                     1,000      881
Ref. Series 1999 A, 5.20% 2010                                                                 2,000    1,808
Ref. Series 1999 B:
5.55% 2014                                                                                     1,000      889
5.60% 2015                                                                                     2,500    2,214
5.65% 2016                                                                                     1,000      883
5.70% 2017                                                                                     2,000    1,762
Series 1999 D, 6.75% 2026                                                                      1,000      978
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,                                   1,000      966
Series 1999B, 6.50% 2020

North Dakota  -  0.17%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A AMT, 5.25% 2018                                    975      867

Ohio  -  1.41%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (Ohio Edison                         2,000    1,965
Company Project), Series 1999C, 5.80% 2016 (Put 2004)
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical
Company Project), Series 1999C, 5.80% 2016 (Put 2004)
6.75% 2018                                                                                     1,000      931
6.75% 2022                                                                                     1,000      915
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Ref. Bonds,                        245      246
Series 1991A AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project),                   4,000    3,366
Series 1998 A AMT, 5.875% 2020

Oregon  -  0.60%
City of Klamath Falls, Electric Rev. Bonds (Klamath Cogeneration Project), Series 1999:
5.75% 2013                                                                                     2,000    1,824
5.875% 2016                                                                                    1,500    1,349

Pennsylvania  -  4.16%
Econ. Dev. Fncg. Auth., Resource Recovery Rev. Bonds (Colver Project),
Series 1994 D AMT:
7.05% 2010                                                                                     1,000    1,041
7.15% 2018                                                                                     2,500    2,538
Housing Fin. Agcy., Rev. Bonds, Single Housing Family Mortgage,                                1,400    1,354
Series 1997-58A AMT, 5.85% 2017
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                                     1,000      973
Obligated Group), 5.70% 2009
Hospitals and Higher Education Facs. Auth. of Philadelphia:
Frankford Hospital, Series A, 6.00% 2014                                                         500      506
Hospital Rev. Bonds:
Temple University Hospital, Series of 1997, 5.70% 2009                                         1,000      908
Jefferson Health Systems, Series 1997 A, 5.50% 2007                                            1,400    1,378
Hospital Auth. of Philadelphia, Hospital Rev. Bonds (Temple University                         1,000      913
Hospital), Series of 1983, 6.625% 2023
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village
Project), Series of 1998:
5.30% 2007                                                                                     1,145    1,066
5.50% 2010                                                                                     1,000      902
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna County,
Hospital Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
5.75% 2006                                                                                     1,585    1,499
5.80% 2007                                                                                     1,680    1,576
5.90% 2008                                                                                     1,730    1,615
6.00% 2009                                                                                       940      873
6.10% 2011                                                                                     2,005    1,825
6.20% 2017                                                                                     2,305    2,012
Westmoreland County Indust. Dev. Auth., Variable Rate Rev. Bonds, Series 1993 AMT              1,000      859
(National Waste and Energy Corp.; Valley Landfill Expansion Project) 5.10% 2018

Rhode Island  -  0.36%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds,                              2,000    1,905
Series 9-B-1 AMT, 5.55% 2013

South Carolina  -  1.73%
Piedmont Municipal Power Agcy., Electric Rev. Bonds, 1999A Ref. Series, 5.25% 2015             8,000    6,642
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),                        2,300    2,438
Series 1990 AMT, 7.625% 2006

Tennessee  -  0.50%
The Industrial Dev. Board of the County of McMinn, Solid Waste Recycling                       1,000    1,024
 Facs. Rev. Bonds,
Series 1992 AMT, (Calhoun Newsprint Co. Project - Bowater), 7.625% 2016
Memphis-Shelby County Airport Auth., Special Facs. Rev. Bonds                                  1,500    1,599
(Federal Express Corp.), Series 1984, 7.875% 2009

Texas  -  2.66%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines,                     1,500    1,550
 Inc. Project), Series 1990 AMT, 7.00% 2011
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and          3,250    2,961
Marketing Co. Project), Series 1997D AMT, 5.125% 2009
Hidalgo County Health Services Corp., Hospital Rev. Bonds,
(Mission Hospital, Inc. Project), Series 1996:
7.00% 2008                                                                                     2,365    2,386
6.75% 2016                                                                                     1,000      938
Matagorda County, Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting               2,500    2,080
 & Power Co. Project), Series 1997 AMT, AMBAC Insured, 5.125% 2028
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                              4,740    4,044

Utah  -  1.04%
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
1997 Series G-2 Class III, 5.60% 2010                                                            975      952
1998 Series G-2, Class III, 4.90% 2012                                                           985      941
1999 Series B-2, Class III, 5.10% 2012                                                         1,100    1,045
1999 Series C-2, Class III, 5.60% 2013                                                         1,400    1,378
1999 Series E-2 Class III, 5.75% 2013                                                            400      393
Federally Insured or Guaranteed Mortgage Loans, 1999 Issue D AMT, 5.60% 2013                     750      732

Virginia  -  1.97%
Dulles Town Center Community Dev. Auth. (Loudoun County), Special Assessment                   1,000      923
Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds
(Greenspring Village, Inc. Fac.), Series 1999 A:
6.75% 2012                                                                                     1,000      939
7.50% 2029                                                                                     4,000    3,765
Gateway Community Dev. Auth. (Prince William County), Special Assessment                       2,000    1,802
Bonds, Series 1999, 6.25% 2026
Heritage Hunt Commercial Community Dev. Auth. (Prince William County),                         1,000      968
Special Assessment Bonds, Series 1999B, 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll Road Rev.                             2,100    1,951
Bonds, Series 1998A, 5.25% 2008

Virgin Islands  -  0.61%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998 D:
6.00% 2006                                                                                     1,500    1,482
6.00% 2007                                                                                     1,750    1,721

Wisconsin  -  2.06%
Housing and Econ. Dev. Auth., Housing Rev. Bonds, 1993 Series B AMT, 5.30% 2006                1,000      987
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds, Series 1997 AMT,
(Oconto Falls Tissue, Inc. Project):
7.75% 2022                                                                                     8,900    8,836
8.125% 2022                                                                                    1,000      986
                                                                                                    -----------------
                                                                                                      504,140
                                                                                                    -----------------

Tax-Exempt Securities Maturing in One Year or Less - 2.98%
State of Louisiana, Parish of East Baton Rouge, Solid Waste Disposal Rev. Bonds                3,200    3,200
(Exxon Project), Series 1998, 3.65% 2028(2)
Madison County Environmental Improvement Rev. Bonds (Shell Wood River                          2,000    2,000
 Refining Company Project), Series 1997A AMT, 3.70% 2033 (2)
Harris County Industrial Dev. Corporation, Adjustable Tender Pollution Control Rev.            4,700    4,700
 Bonds (Exxon Project), Series 1987 AMT, 3.65% 2027 (2)
State of Texas, Tax and Rev. Anticipation Notes, Series 1999A, 4.50% 8/31/00                   5,700    5,718
                                                                                                    ---------------
                                                                                                       15,618
                                                                                                    ---------------
TOTAL TAX-EXEMPT SECURITIES (cost: $548,663,000)                                                      519,758
Excess of cash prepaids and receivables over payables                                                   5,113
                                                                                                    ----------------
NET ASSETS                                                                                           $524,871
                                                                                                    =========
(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to public may require registration.
(2) Coupon rate may change periodically.

See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

American High-Income Municipal Bond Fund
Financial Statements

Statement of Assets and Liabilities                            (Unaudited)
at January 31, 2000(dollars in thousands)
Assets:
 Tax-exempt securities
  (cost: $548,663)                                                $519,758
 Cash                                                                  104
 Prepaid organization expense                                            0
 Receivables for --
  Sales of investments                                  $0
  Sales of fund's shares                          $  1,139
  Accrued interest                                   8,431           9,570
                                           ----------------   ------------
                                                                   529,432
Liabilities:
 Payables for --
  Purchases of investments                             952
  Repurchases of fund's shares                       2,362
  Dividends payable                                    871
  Management services                                  183
  Accrued expenses                                     193           4,561
                                           ----------------   ------------
Net Assets at January 31, 2000 --
 Equivalent to $14.56 per share on 36,048,695
 shares of $0.01 par value capital stock
 outstanding (authorized capital stock --                         $524,871
200,000,000 shares)                                           ============

Statement of Operations                                        (Unaudited)
for the six months ended January 31, 2000
(dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                $16,937

 Expenses:
  Management services fee                           $1,120
  Distribution expenses                                832
  Transfer agent fee                                    86
  Reports to shareholders                               34
  Registration statement and prospectus                 73
  Postage, stationery and supplies                      37
  Director's fees                                        7
  Auditing and legal fees                               32
  Custodian fee                                          5
  Taxes other than federal income tax                    1
  Organization expense                                   1           2,228
                                           ----------------   ------------
  Net investment income                                             14,709
                                                              ------------
Realized Loss and Unrealized
 Depreciation on Investments:
 Net realized loss                                                    (319)
 Net unrealized appreciation (depreciation)
  on investments:
  Beginning of period                                3,539
  End of period                                    (28,905)
                                           ---------------
   Change in unrealized depreciation
    on investments                                                 (32,444)
  Net realized loss and change in unrealized                  ------------
   depreciation on investments                                     (32,763)
Net Decrease in Net Assets Resulting                          ------------
 from Operations                                                  ($18,054)
                                                              ============


Statement of Changes in Net Assets
(dollars in thousands)
                                                Six months
                                                     ended      Year ended
                                           January 31,2000*   July 31,1999
Operations:                                ----------------   ------------
 Net investment income                             $14,709         $26,760
 Net realized (loss) gain on investments              (319)          1,809
 Net change in unrealized depreciation
  on investments                                   (32,444)        (21,089)
                                           ----------------   ------------
  Net (decrease) increase in net assets
   resulting from operations                       (18,054)          7,480
                                           ----------------   ------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends Paid from net
  investment income                                (14,797)        (26,849)
 Distributions from net realized gain on
  investments                                       (1,028)         (2,559)
                                           ----------------   ------------
  Total dividends and distributions                (15,825)        (29,408)
                                           ----------------   ------------


Capital Share Transactions:
 Proceeds from shares sold:                        107,420         205,017
  7,175,063 and 12,855,092 shares, respectively
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments:
  704,657 and 1,270,760 shares, respectivel         10,533          20,209
Cost of shares repurchased: 8,263,455 and
 6,483,571 shares, respectively                   (123,374)       (103,179)
                                           ----------------   ------------
 Net (decrease) increase in net assets
  resulting from capital share
  transactions                                      (5,421)        122,047

Total (Decrease) Increase in Net Assets            (39,300)        100,119
Net Assets:                                ----------------   ------------
 Beginning of period                               564,171         464,052
                                           ----------------   ------------
 End of period (including undistributed           $524,871        $564,171
  net investment income: $27 and           ===============    ============
   $115, respectively)

*Unaudited
See Notes to Financial Statements

American High-Income Municipal Bond Fund
Notes to Financial Statements (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Tax-exempt securities are valued at              prices
obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from the securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or $when-issued' basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

PREPAID ORGANIZATION EXPENSES -Expenses incurred in organizing the fund are capitalized and amortized on a straight line basis over five years. In the event Capital Research and Management Company (CRMC), the fund's investment adviser, redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable with respect to such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of such redemption) of the unamortized prepaid organization expenses as of the date of such redemption. In the event that the fund liquidates prior to the end of the five-year period, CRMC shall bear any unamortized prepaid organization expenses.

2. FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of January 31, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $28,905,000, of which $5,027,000 related to appreciated securities and $33,932,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended January 31, 2000. During the six months ended January 31, 2000, the fund realized, on a tax basis, a net capital loss of $365,000 on securities transactions. The cost of portfolio securities for book and federal income tax purposes was $548,663,000 at January 31, 2000.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $1,120,000 for management services was incurred pursuant to an agreement with CRMC, with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million ($asset-based fee'); plus 3.00% of the fund's monthly gross investment income ($income-based fee')

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 2000, distribution expenses under the Plan were $832,000. As of January 31, 2000, accrued and unpaid distribution expenses were $161,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $127,000 (after allowance to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

  TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $86,000.


  DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of January 31, 2000, aggregate amounts deferred and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to Directors, were $37,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
  The fund made purchases and sales of investment securities, excluding short-term securities, of $107,626,000 and $101,097,000, respectively, during the six months ended January 31, 2000.

  As of January 31, 2000, accumulated net realized loss on investments was $321,000 and additional paid-in capital was $518,022,000.
  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $5,000 includes $2,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                                                            Year                 Period
                                                    Six months                      ended          September 26,
                                                         ended                     36,738             1994(1) to
                                                  January 31,                                           July 31,
                                                       2000(1)     1999     1998     1997     1996           1995

Net Asset Value, Beginning of Period                    $15.49   $16.12   $15.90   $15.23   $15.14        $14.29
                                                      -------- -------- -------- -------- --------      --------
 Income From Investment Operations:
  Net investment income                                    .40      .81      .84      .87      .88           .76
  Net gains or losses on securities (both
   realized and unrealized)                               (.90)    (.54)     .26      .80      .37           .85
                                                      -------- -------- -------- -------- --------      --------
   Total from investment operations                       (.50)     .27     1.10     1.67     1.25          1.61
                                                      -------- -------- -------- -------- --------      --------
 Less Distributions:
  Dividends (from net investment income)                  (.40)    (.82)    (.84)    (.86)    (.88)         (.76)
  Distributions (from capital gains)                      (.03)    (.08)    (.04)    (.14)    (.28)           --
                                                      -------- -------- -------- -------- --------      --------
   Total distributions                                    (.43)    (.90)    (.88)   (1.00)   (1.16)         (.76)
                                                      -------- -------- -------- -------- --------      --------

Net Asset Value, End of Period                          $14.56   $15.49   $16.12   $15.90   $15.23        $15.14
                                                       =======  =======  =======  =======  =======       =======

Total Return(2)                                     (3.26)%(3)    1.63%    7.05%   11.36%    8.48%        11.62% (3)


Ratios/Supplemental Data:
 Net assets, end of period (in millions)                  $525     $564     $464     $316     $217          $157
 Ratio of expenses to average net assets               .40%(3)     .78%     .79%     .87%    .88%           .94% (3)
 before fee waiver
 Ratio of expenses to average net assets               .40%(3)     .78%     .79%     .87%     .86%          .62% (3)
 after fee waiver
 Ratio of net income to average net assets            2.67%(3)     5.09%    5.19%    5.51%  5.74%          5.66% (3)
 Portfolio turnover rate                             19.20%(3)   16.67%   16.38%   15.31%  35.22%         46.42% (3)



(1) Unaudited
(2) Excludes maximum sales charge of 4.75%, beforeJanuary 10, 2000, and 3.75% thereafter.
(3) Based on operations for the period
shown and, accordingly, not representative of a full year.

[The American Funds Group(r)]

American High-Income Municipal Bond Fund

Offices of the fund and of the
investment adviser, Capital
Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280


Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

There are two ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.


Printed on recycled paper
Litho in USA AGD/INS/4548
Lit. No. AHIM-013-0300